Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income for the year	$ 25,960	$ 22,186	$ 9,773
Other comprehensive income:
Foreign currency translation adjustment	(2,286)	(9,448)	5,295
Unrealized loss in respect of derivative financial instruments designated for cash flow hedge, net			(103)
Realized loss in respect of derivative financial instrument designated for cash flow hedge			225
Other comprehensive income (loss)	(2,286)	(9,448)	5,417
Comprehensive income	23,674	12,738	15,190
Less: comprehensive income attributable to non-controlling interests	(963)	(533)	(1,298)
Comprehensive income attributable to the Company	$ 22,711	$ 12,205	$ 13,892